Acquisition of SPT - Summary of Preliminary Estimates of Fair Values of SPT Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Goodwill		$ 0	$ 8,059	$ 0
LIABILITIES
Purchase price of acquisition			0	31,870	$ 0
Ship to Ship Transfer Business [Member]
ASSETS
Cash, cash equivalents and short-term restricted cash	$ 1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Goodwill	8,059
Total assets acquired	52,564
LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired	45,638
Gross carrying amount		30,900	22,500	30,900
Accumulated amortization		1,300	4,800	1,300
Net carrying amount		29,600	17,700	$ 29,600
Amortization expense, 2017			3,200
Amortization expense, 2018			2,900
Amortization expense, 2019			2,200
Amortization expense, 2020			2,000
Amortization expense, 2021			1,800
Amortization expense, thereafter			$ 5,600
Purchase price of acquisition	47,300
Ship to Ship Transfer Business [Member] | Settlement of Preexisting Obligation [Member]
LIABILITIES
Purchase price of acquisition		$ 1,400
Ship-to-Ship Transfer [Member] | Conventional Tanker [Member]
ASSETS
Goodwill	1,900
Ship-to-Ship Transfer [Member] | Ship-to-Ship Transfer [Member]
ASSETS
Goodwill	6,200
Customer Relationships [Member] | Ship to Ship Transfer Business [Member]
ASSETS
Intangible assets subject to amortization	17,901
LIABILITIES
Amortization period			10 years
Customer Contracts [Member] | Ship to Ship Transfer Business [Member]
ASSETS
Intangible assets subject to amortization	$ 4,599
LIABILITIES
Amortization period			7 years 7 months 6 days